Quarterly Report
September 30, 2022
MFS®  Total Return Bond Series
MFS® Variable Insurance Trust
VFB-Q3

Portfolio of Investments
9/30/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.7%
Aerospace & Defense – 0.9%
Boeing Co., 2.196%, 2/04/2026	$6,236,000	$5,534,060
Boeing Co., 5.15%, 5/01/2030	1,704,000	1,576,282
Boeing Co., 5.705%, 5/01/2040	1,595,000	1,393,173
Boeing Co., 5.805%, 5/01/2050	1,550,000	1,346,937
TransDigm, Inc., 4.625%, 1/15/2029	4,262,000	3,431,038
		$13,281,490
Asset-Backed & Securitized – 20.1%
ACREC 2021-FL1 Ltd., “C”, FLR, 5.143% (LIBOR - 1mo. + 2.15%), 10/16/2036 (n)	$2,546,000	$2,434,519
ACREC 2021-FL1 Ltd., “D”, FLR, 5.643% (LIBOR - 1mo. + 2.65%), 10/16/2036 (n)	3,070,500	2,888,058
ACRES 2021-FL2 Issuer Ltd., “C”, FLR, 5.589% (LIBOR - 1mo. + 2.65%), 1/15/2037 (n)	3,129,000	3,004,770
Allegro CLO Ltd., 2014-1RA, “A2”, FLR, 4.331% (LIBOR - 3mo. + 1.6%), 10/21/2028 (n)	5,554,267	5,374,648
Arbor Realty Trust, Inc., CLO, 2019-FL2, “AS”, FLR, 4.409% (LIBOR - 1mo. + 1.45%), 9/15/2034 (n)	980,500	955,924
Arbor Realty Trust, Inc., CLO, 2019-FL2, “B”, FLR, 4.709% (LIBOR - 1mo. + 1.75%), 9/15/2034 (n)	784,500	757,389
Arbor Realty Trust, Inc., CLO, 2020-FL1, “C”, FLR, 5.009% (LIBOR - 1mo. + 2.05%), 2/15/2035 (n)	3,529,000	3,443,312
Arbor Realty Trust, Inc., CLO, 2021-FL1, “C”, FLR, 4.817% (LIBOR - 1mo. + 2%), 12/15/2035 (n)	905,000	854,714
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 5.767% (LIBOR - 1mo. + 2.95%), 12/15/2035 (n)	831,500	802,062
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 4.418% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)	1,152,500	1,091,679
Arbor Realty Trust, Inc., CLO, 2021-FL3, “C”, FLR, 4.667% (LIBOR - 1mo. + 1.85%), 8/15/2034 (n)	1,740,000	1,623,096
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 5.017% (LIBOR - 1mo. + 2.2%), 8/15/2034 (n)	964,500	899,765
Arbor Realty Trust, Inc., CLO, 2021-FL4, “C”, FLR, 5.117% (LIBOR - 1mo. + 2.3%), 11/15/2036 (n)	3,443,500	3,284,646
Arbor Realty Trust, Inc., CLO, 2022-FL1, “D”, FLR, 5.285% (SOFR - 30 day + 3%), 1/15/2037 (n)	9,290,000	8,802,056
AREIT 2019-CRE3 Trust, “A”, FLR, 4.306% (LIBOR - 1mo. + 1.02%), 9/14/2036 (n)	166,599	166,210
AREIT 2019-CRE3 Trust, “B”, FLR, 4.586% (LIBOR - 1mo. + 1.55%), 9/14/2036 (n)	2,569,500	2,549,373
AREIT 2019-CRE3 Trust, “C”, FLR, 4.936% (SOFR - 1mo. + 2.014%), 9/14/2036 (n)	2,242,500	2,213,128
AREIT 2019-CRE3 Trust, “D”, FLR, 5.686% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	1,849,000	1,749,087
AREIT 2022-CRE6 Trust, “B”, FLR, 4.134% (SOFR - 30 day + 1.85%), 1/16/2037 (n)	1,126,000	1,067,027
AREIT 2022-CRE6 Trust, “C”, FLR, 4.434% (SOFR - 30 day + 2.15%), 1/16/2037 (n)	2,322,000	2,185,039
AREIT 2022-CRE6 Trust, “D”, FLR, 5.134% (SOFR - 30 day + 2.85%), 1/16/2037 (n)	987,000	932,847
Atrium XII Corp., 2012-A, “B1R”, FLR, 4.109% (LIBOR - 3mo. + 1.35%), 4/22/2027 (n)	7,430,000	7,185,494
Bayview Commercial Asset Trust, 0%, 12/25/2036 (i)(z)	68,799	7
Bayview Financial Revolving Mortgage Loan Trust, FLR, 4.713% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	29,628	35,194
BBCMS Mortgage Trust, 2019-C5, “A4”, 3.063%, 11/15/2052	2,755,000	2,394,804
BDS 2019-FL4 Ltd., “A”, FLR, 4.039% (LIBOR - 1mo. + 1.10%), 8/15/2036 (n)	377,309	377,309
BDS 2021-FL7 Ltd., “B”, FLR, 4.493% (LIBOR - 1mo. + 1.5%), 6/16/2036 (n)	1,259,500	1,189,083
Bear Stearns Cos., Inc., “A2”, FLR, 3.984% (LIBOR - 1mo. + 0.45%), 12/25/2042	39,206	39,231
BSPDF 2021-FL1 Issuer Ltd., “B”, FLR, 4.617% (LIBOR - 1mo. + 1.8%), 10/15/2036 (n)	4,380,500	4,173,990
BSPRT 2019-FL5 Issuer Ltd., “C”, FLR, 4.817% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	3,295,000	3,206,720
BSPRT 2021-FL6 Issuer Ltd., “B”, FLR, 4.417% (LIBOR - 1mo. + 1.6%), 3/15/2036 (n)	3,669,500	3,447,323
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 4.867% (LIBOR - 1mo. + 2.05%), 3/15/2036 (n)	1,288,000	1,205,864
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 5.117% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)	836,500	794,309
BSPRT 2021-FL7 Issuer Ltd., “D”, FLR, 5.567% (LIBOR - 1mo. + 2.75%), 12/15/2038 (n)	952,500	889,233
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	1,240,619	1,131,515
Business Jet Securities LLC, 2021-1A, “B”, 2.918%, 4/15/2036 (n)	489,883	415,814
BXMT 2020-FL2 Ltd., “B”, FLR, 4.436% (LIBOR - 1mo. + 1.4%), 2/15/2038 (n)	1,731,000	1,644,730
Cantor Commercial Real Estate, 2019-CF2, “A5”, 2.874%, 11/15/2052	6,645,635	5,701,565
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	2,393,496	2,229,621
CHCP 2021-FL1 Ltd., “B”, FLR, 4.686% (LIBOR - 1mo. + 1.65%), 2/15/2038 (n)	1,102,500	1,074,933
CHCP 2021-FL1 Ltd., “C”, FLR, 5.136% (LIBOR - 1mo. + 2.1%), 2/15/2038 (n)	1,249,000	1,211,434
Citigroup Commercial Mortgage Trust, 2014-GC25, “A4”, 3.635%, 10/10/2047	3,128,793	3,025,059
Citigroup Commercial Mortgage Trust, 2016-P6, “A5”, 3.72%, 12/10/2049	1,754,000	1,648,518
CLNC 2019-FL1 Ltd., “B”, FLR, 5.032% (LIBOR - 1mo. + 1.9%), 8/20/2035 (n)	1,850,000	1,787,435
CLNC 2019-FL1 Ltd., “C”, FLR, 5.532% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	3,006,500	2,897,182
Commercial Mortgage Trust, 2015-LC21, “A4”, 3.708%, 7/10/2048	10,000,000	9,585,488
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	2,888,848	2,780,280
Credit Acceptance Auto Loan Trust, 2021-3A, “C”, 1.63%, 9/16/2030 (n)	523,000	465,385

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	$2,695,346	$2,567,730
Cutwater 2014-1A Ltd., “BR”, FLR, 4.912% (LIBOR - 3mo. + 2.4%), 7/15/2026 (n)	2,535,978	2,510,486
Cutwater 2015-1A Ltd., “BR”, FLR, 4.312% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	10,770,000	10,440,201
Exeter Automobile Receivables Trust, 2020-1A, 2.49%, 1/15/2025 (n)	412,124	411,689
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	7,904,407	7,520,282
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 4.44% (LIBOR - 3mo. + 1.7%), 7/18/2031 (n)	6,545,000	6,066,881
Invitation Homes 2018-SFR1 Trust, “B”, FLR, 3.693% (LIBOR - 1mo. + 0.7%), 3/17/2037 (n)	8,465,019	8,352,342
JPMBB Commercial Mortgage Securities Trust, 2015-C28, “A4”, 3.227%, 10/15/2048	12,188,428	11,570,933
JPMorgan Chase Commercial Mortgage Securities Corp., 5.783%, 7/15/2042 (n)	14,281	11,676
JPMorgan Mortgage Trust, “A1”, 2.799%, 10/25/2033	61,832	57,004
LCCM 2021-FL2 Trust, “C”, FLR, 4.967% (LIBOR - 1mo. + 2.15%), 12/13/2038 (n)	1,985,500	1,871,238
Lehman Brothers Commercial Conduit Mortgage Trust, 1.039%, 2/18/2030 (i)	674	0
LoanCore 2018-CRE1 Ltd., “AS”, FLR, 4.317% (LIBOR - 1mo. + 1.5%), 5/15/2028 (n)	8,900,000	8,849,190
LoanCore 2018-CRE1 Ltd., “C”, FLR, 5.367% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	2,340,000	2,326,339
LoanCore 2018-CRE1 Ltd., “C”, FLR, 4.767% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	1,836,900	1,797,941
LoanCore 2018-CRE3 Ltd., “B”, FLR, 4.417% (LIBOR - 1mo. + 1.6%), 4/15/2034 (n)	1,873,800	1,853,117
LoanCore 2019-CRE2 Ltd., “D”, FLR, 5.267% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	1,121,500	1,106,946
LoanCore 2019-CRE3 Ltd., “AS”, FLR, 4.187% (LIBOR - 1mo. + 1.37%), 4/15/2034 (n)	1,336,513	1,332,271
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 4.567% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	5,666,000	5,453,713
LoanCore 2021-CRE5 Ltd., “B”, FLR, 4.817% (LIBOR - 1mo. + 2%), 7/15/2036 (n)	5,318,000	5,030,556
LoanCore 2021-CRE6 Ltd., “B”, FLR, 4.717% (LIBOR - 1mo. + 1.9%), 11/15/2038 (n)	9,970,000	9,535,527
Madison Park Funding Ltd., 2017- 23A, “CR”, FLR, 4.769% (LIBOR - 3mo. + 2%), 7/27/2031 (n)	5,894,060	5,496,441
Merrill Lynch Mortgage Investors, Inc., “A”, 2.957%, 5/25/2036	54,028	52,721
Merrill Lynch Mortgage Investors, Inc., “A5”, 2.706%, 4/25/2035	77,827	69,747
MF1 2020-FL4 Ltd., “AS”, FLR, 5.059% (LIBOR - 1mo. + 2.1%), 11/15/2035 (n)	2,602,500	2,579,487
MF1 2021-FL5 Ltd., “C”, FLR, 4.659% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)	2,589,000	2,456,358
MF1 2022-FL8 Ltd., “C”, FLR, 4.484% (SOFR - 30 day + 2.2%), 2/19/2037 (n)	2,433,741	2,303,140
MF1 2022-FL8 Ltd., “D”, FLR, 4.934% (SOFR - 30 day + 2.65%), 2/19/2037 (n)	1,407,473	1,315,666
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 4.362% (LIBOR - 3mo. + 1.85%), 10/15/2029 (n)	7,481,614	6,953,846
NextGear Floorplan Master Owner Trust, 2019-2A, “A2”, 2.07%, 10/15/2024 (n)	2,465,000	2,461,908
Oaktree CLO 2019-1A Ltd., “BR”, FLR, 4.509% (LIBOR - 3mo. + 1.75%), 4/22/2030 (n)	5,000,000	4,686,990
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 5.109% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	5,744,568	5,249,639
Palmer Square Loan Funding 2020-1A Ltd., “A2”, FLR, 4.334% (LIBOR - 3mo. + 1.35%), 2/20/2028 (n)	3,930,000	3,816,474
Palmer Square Loan Funding 2020-1A Ltd., “B”, FLR, 4.884% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	3,453,628	3,331,715
Parallel 2015-1A Ltd., “C1R”, FLR, 4.459% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	1,680,000	1,638,005
Parallel 2015-1A Ltd., “C2R”, FLR, 4.459% (LIBOR - 3mo. + 1.75%), 7/20/2027 (n)	1,810,000	1,747,984
PFP III 2021-7 Ltd., “B”, FLR, 4.339% (LIBOR - 1mo. + 1.4%), 4/14/2038 (n)	935,953	883,101
PFP III 2021-7 Ltd., “C”, FLR, 4.589% (LIBOR - 1mo. + 1.65%), 4/14/2038 (n)	1,640,418	1,534,408
PFP III 2021-8 Ltd., “D”, FLR, 5.089% (LIBOR - 1mo. + 2.15%), 8/09/2037 (n)	3,737,500	3,548,534
Preferred Term Securities XIX Ltd., CDO, FLR, 3.642% (LIBOR - 3mo. + 0.35%), 12/22/2035 (n)	131,649	117,839
Race Point CLO Ltd., 2013-8A, “AR-2”, FLR, 4.024% (LIBOR - 3mo. + 1.04%), 2/20/2030 (n)	3,555,056	3,479,611
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 5.284% (LIBOR - 1mo. + 2.2%), 11/25/2036 (z)	1,340,000	1,258,643
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 6.034% (LIBOR - 1mo. + 2.95%), 11/25/2036 (z)	1,575,000	1,506,434
Residential Funding Mortgage Securities, Inc., 4.352%, 12/25/2035	2,975	2,962
Santander Retail Auto Lease Trust, 2020-A, “C”, 2.08%, 3/20/2024 (n)	2,276,000	2,253,355
Securitized Term Auto Receivable Trust, 2019-CRTA, “B”, 2.453%, 3/25/2026 (n)	389,780	386,936
Securitized Term Auto Receivable Trust, 2019-CRTA, “C”, 2.849%, 3/25/2026 (n)	464,826	461,805
Starwood Commercial Mortgage, 2021-FL2, “C”, FLR, 5.039% (LIBOR - 1mo. + 2.1%), 4/18/2038 (n)	2,027,000	1,922,374
Starwood Commercial Mortgage, 2022-FL3, “B”, FLR, 4.235% (SOFR - 30 day + 1.95%), 11/15/2038 (n)	1,391,000	1,339,187
Starwood Commercial Mortgage, 2022-FL3, “C”, FLR, 4.485% (SOFR - 30 day + 2.2%), 11/15/2038 (n)	2,632,000	2,497,481
TICP CLO 2018-IA Ltd., “A2”, FLR, 4.266% (LIBOR - 3mo. + 1.5%), 4/26/2028 (n)	6,750,828	6,663,283
UBS Commercial Mortgage Trust, 2017-C8, “A4”, 3.983%, 2/15/2051	5,865,766	5,479,497
UBS Commercial Mortgage Trust, 2019-C17, “A4”, 2.921%, 9/15/2052	12,215,133	10,338,890
Voya CLO 2012-4A Ltd., “A2R3”, FLR, 3.962% (LIBOR - 3mo. + 1.45%), 10/15/2030 (n)	1,957,793	1,833,792
Voya CLO 2012-4A Ltd., “BR3”, FLR, 4.462% (LIBOR - 3mo. + 1.95%), 10/15/2030 (n)	828,265	750,961
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 5.812% (LIBOR - 3mo. + 3.3%), 10/15/2030 (n)	1,187,823	1,046,217
Wells Fargo Commercial Mortgage Trust, 2016-LC25, “A4”, 3.64%, 12/15/2059	13,071,416	12,187,194
Wells Fargo Commercial Mortgage Trust, 2017-C42, “A5”, 3.589%, 12/15/2050	3,970,000	3,652,555

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Wells Fargo Commercial Mortgage Trust, 2018-C46, “A4”, 4.152%, 8/15/2051	$1,430,000	$1,341,851
		$304,929,962
Automotive – 0.1%
Volkswagen Group of America Finance LLC, 3.75%, 5/13/2030 (n)	$2,118,000	$1,823,644
Broadcasting – 1.3%
Discovery, Inc., 4.65%, 5/15/2050	$4,028,000	$2,756,119
Magallanes, Inc., 5.05%, 3/15/2042 (n)	5,334,000	3,991,133
Magallanes, Inc., 5.141%, 3/15/2052 (n)	4,694,000	3,411,686
Magallanes, Inc., 5.391%, 3/15/2062 (n)	1,915,000	1,388,205
Prosus N.V., 3.68%, 1/21/2030 (n)	4,905,000	3,675,126
WMG Acquisition Corp., 3%, 2/15/2031 (n)	5,200,000	3,947,628
		$19,169,897
Brokerage & Asset Managers – 1.5%
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	$6,058,000	$5,444,628
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	1,170,000	930,731
LPL Holdings, Inc., 4%, 3/15/2029 (n)	4,555,000	3,906,732
Morgan Stanley Domestic Holdings, Inc., 3.8%, 8/24/2027	5,272,000	4,870,391
Morgan Stanley Domestic Holdings, Inc., 4.5%, 6/20/2028	3,485,000	3,313,261
Raymond James Financial, Inc., 4.95%, 7/15/2046	4,683,000	4,126,552
		$22,592,295
Building – 0.6%
ABC Supply Co., Inc., 4%, 1/15/2028 (n)	$1,805,000	$1,578,978
Standard Industries, Inc., 4.375%, 7/15/2030 (n)	4,065,000	3,109,725
Standard Industries, Inc., 3.375%, 1/15/2031 (n)	2,760,000	1,941,108
Vulcan Materials Co., 3.5%, 6/01/2030	3,356,000	2,870,590
		$9,500,401
Business Services – 0.6%
Equinix, Inc., 2.15%, 7/15/2030	$4,789,000	$3,671,544
Fiserv, Inc., 3.5%, 7/01/2029	2,280,000	1,983,689
Iron Mountain, Inc., 4.5%, 2/15/2031 (n)	5,315,000	4,109,452
		$9,764,685
Cable TV – 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)	$4,025,000	$3,183,131
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	3,177,000	3,098,080
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.25%, 4/01/2053	6,586,000	5,043,264
CSC Holdings LLC, 4.125%, 12/01/2030 (n)	2,940,000	2,196,768
CSC Holdings LLC, 4.5%, 11/15/2031 (n)	4,065,000	3,053,547
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)	2,184,000	1,964,470
Sirius XM Radio, Inc., 4.125%, 7/01/2030 (n)	3,995,000	3,247,296
Time Warner Cable, Inc., 4.5%, 9/15/2042	3,558,000	2,456,465
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	290,000	309,360
		$24,552,381
Chemicals – 0.2%
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)	$3,100,000	$2,430,245
Computer Software – 0.5%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029	$7,950,000	$7,407,333
Computer Software - Systems – 0.2%
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)	$3,745,000	$3,416,167

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Conglomerates – 0.7%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)	$1,627,000	$1,420,989
Carrier Global Corp., 3.577%, 4/05/2050	6,276,000	4,344,731
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	4,993,000	4,615,436
		$10,381,156
Consumer Products – 0.3%
GSK Consumer Healthcare Capital US LLC, 3.375%, 3/24/2029 (n)	$1,510,000	$1,316,036
GSK Consumer Healthcare Capital US LLC, 3.625%, 3/24/2032 (n)	3,229,000	2,738,432
		$4,054,468
Consumer Services – 0.7%
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	$2,970,000	$2,242,350
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2026 (n)	2,145,000	1,699,334
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2029 (n)	6,221,000	4,086,393
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2031 (n)	2,145,000	1,229,776
Toll Road Investors Partnership II LP, Capital Appreciation, 0%, 2/15/2043 (n)	5,511,321	1,339,820
		$10,597,673
Containers – 0.3%
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	$4,601,000	$4,285,325
Electrical Equipment – 0.2%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$4,838,000	$3,679,746
Electronics – 0.8%
Broadcom, Inc., 4.15%, 11/15/2030	$2,376,000	$2,056,535
Broadcom, Inc., 3.469%, 4/15/2034 (n)	3,589,000	2,692,661
Broadcom, Inc., 3.137%, 11/15/2035 (n)	3,219,000	2,255,551
Broadcom, Inc., 3.187%, 11/15/2036 (n)	3,936,000	2,692,012
Broadcom, Inc., 4.926%, 5/15/2037 (n)	3,219,000	2,654,295
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.7%, 5/01/2025	508,000	471,035
		$12,822,089
Emerging Market Quasi-Sovereign – 0.1%
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)	$1,268,000	$976,225
Energy - Independent – 0.8%
Diamondback Energy, Inc., 4.4%, 3/24/2051	$1,999,000	$1,505,821
Energean Israel Finance Ltd., 4.875%, 3/30/2026	3,943,000	3,479,697
Energean Israel Finance Ltd., 5.375%, 3/30/2028	901,000	763,598
Leviathan Bond Ltd., 6.5%, 6/30/2027 (n)	2,197,000	2,015,748
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)	2,670,000	2,382,975
Tengizchevroil Finance Co. International Ltd., 3.25%, 8/15/2030	3,294,000	2,338,740
		$12,486,579
Energy - Integrated – 0.2%
Eni S.p.A., 4%, 9/12/2023 (n)	$2,526,000	$2,494,349
Financial Institutions – 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.5%, 9/15/2023	$4,803,000	$4,733,837
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.5%, 7/15/2025	3,195,000	3,189,234
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3%, 10/29/2028	2,329,000	1,867,778
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	2,763,000	2,077,964
Avolon Holdings Funding Ltd., 5.25%, 5/15/2024 (n)	5,681,000	5,511,988
Avolon Holdings Funding Ltd., 3.95%, 7/01/2024 (n)	4,592,000	4,344,008
Avolon Holdings Funding Ltd., 2.125%, 2/21/2026 (n)	2,890,000	2,428,979
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)	1,779,000	1,595,174
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	2,615,000	2,053,440

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% cash or 7.25% PIK), 9/15/2024 (n)(p)	$3,989,171	$3,001,851
		$30,804,253
Food & Beverages – 0.6%
Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/2039	$1,299,000	$1,237,823
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	4,965,000	4,586,419
PT Indofood CBP Sukses Makmur Tbk, 3.541%, 4/27/2032	5,223,000	3,891,240
		$9,715,482
Gaming & Lodging – 0.2%
Marriott International, Inc., 3.5%, 10/15/2032	$3,330,000	$2,678,060
Insurance – 0.3%
Corebridge Financial, Inc., 3.9%, 4/05/2032 (n)	$3,293,000	$2,779,519
Corebridge Financial, Inc., 4.35%, 4/05/2042 (n)	442,000	340,058
Corebridge Financial, Inc., 4.4%, 4/05/2052 (n)	1,291,000	981,232
		$4,100,809
Insurance - Property & Casualty – 2.0%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$6,835,000	$6,492,317
American International Group, Inc., 3.9%, 4/01/2026	4,923,000	4,699,290
Aon Corp., 3.75%, 5/02/2029	7,982,000	7,179,518
Berkshire Hathaway Finance Corp., 2.85%, 10/15/2050	1,429,000	918,144
Brown & Brown, Inc., 4.95%, 3/17/2052	3,943,000	3,196,168
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	5,692,000	5,348,184
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	1,060,000	855,959
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	2,900,000	1,951,179
		$30,640,759
International Market Quasi-Sovereign – 0.1%
Electricite de France S.A., 4.875%, 9/21/2038 (n)	$2,687,000	$2,206,980
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 3.85%, 11/15/2027	$1,328,000	$1,211,710
Major Banks – 8.1%
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	$8,192,000	$7,273,668
Bank of America Corp., 2.496% to 2/13/2030, FLR (LIBOR - 3mo. + 0.99%) to 2/13/2031	9,824,000	7,751,753
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR + 1.21%) to 10/20/2032	10,928,000	8,358,043
Bank of America Corp., 6.5% to 10/23/2024, FLR (LIBOR - 3mo. + 4.174%) to 10/23/2049	3,843,000	3,770,767
Bank of America Corp., 6.1%, 12/29/2049	6,096,000	5,843,687
Bank of America Corp., 5.875% to 3/15/2028, FLR (LIBOR - 3mo. + 2.931%) to 12/31/2059	3,924,000	3,364,830
Barclays PLC, 4.972% to 5/16/2028, FLR (LIBOR - 3mo. + 1.902%) to 5/16/2029	3,191,000	2,871,604
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	3,776,000	2,729,900
Credit Suisse Group AG, 3.091% to 5/14/2031, FLR (SOFR - 1 day + 1.73%) to 5/14/2032 (n)	1,689,000	1,185,742
Credit Suisse Group Fund (Guernsey) Ltd., 3.75%, 3/26/2025	3,021,000	2,814,221
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	5,055,000	4,100,430
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	6,000,000	4,838,257
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	6,176,000	4,385,989
HSBC Holdings PLC, 4% to 9/09/2026, FLR (CMT - 1yr. + 3.222%) to 9/09/2170	2,447,000	1,957,600
JPMorgan Chase & Co., 3.509%, 1/23/2029	2,290,000	2,025,668
JPMorgan Chase & Co., 4.005% to 4/23/2028, FLR (LIBOR - 3mo. + 1.12%) to 4/23/2029	11,383,000	10,263,019
JPMorgan Chase & Co., 4.203% to 7/23/2028, FLR (LIBOR - 3mo. + 1.26%) to 7/23/2029	2,576,000	2,343,982
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	4,435,000	3,512,946
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	6,741,000	5,115,173
Lloyds Bank PLC, 3.75%, 1/11/2027	2,765,000	2,527,611
Mitsubishi UFJ Financial Group, Inc., 2.048%, 7/17/2030	8,031,000	6,121,094
Morgan Stanley, 2.511% to 10/20/2031, FLR (SOFR - 1 day + 1.2%) to 10/20/2032	6,985,000	5,338,123
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/2030	9,717,000	7,442,433

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Sumitomo Mitsui Trust Bank Ltd., 0.85%, 3/25/2024 (n)	$1,311,000	$1,229,781
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2069 (n)	7,084,000	4,654,188
UBS Group Funding (Jersey) Ltd., 4.125%, 9/24/2025 (n)	4,524,000	4,319,855
Wells Fargo & Co., 2.572% to 2/11/2030, FLR (LIBOR - 3mo. +1%) to 2/11/2031	4,514,000	3,613,209
Westpac Banking Corp., 2.894% to 2/4/2025, FLR (CMT - 5yr. + 1.35%) to 2/04/2030	2,633,000	2,421,179
		$122,174,752
Medical & Health Technology & Services – 2.1%
Alcon, Inc., 2.75%, 9/23/2026 (n)	$593,000	$530,372
Alcon, Inc., 2.6%, 5/27/2030 (n)	1,096,000	884,212
CommonSpirit Health, 2.95%, 11/01/2022	6,666,000	6,659,128
DaVita, Inc., 4.625%, 6/01/2030 (n)	2,840,000	2,197,450
HCA Healthcare, Inc., 4.375%, 3/15/2042 (n)	3,251,000	2,429,651
HCA Healthcare, Inc., 4.625%, 3/15/2052 (n)	2,141,000	1,608,111
HCA, Inc., 5.25%, 6/15/2026	1,458,000	1,408,918
HCA, Inc., 4.125%, 6/15/2029	4,581,000	4,017,490
Northwell Healthcare, Inc., 3.979%, 11/01/2046	1,503,000	1,171,347
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	7,120,000	4,984,000
ProMedica Toledo Hospital, “B”, 5.75%, 11/15/2038	2,562,000	2,333,993
Tower Health, 4.451%, 2/01/2050	6,211,000	3,558,903
		$31,783,575
Metals & Mining – 1.1%
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	$2,504,000	$2,056,624
Anglo American Capital PLC, 3.875%, 3/16/2029 (n)	3,434,000	2,950,886
Anglo American Capital PLC, 2.875%, 3/17/2031 (n)	2,927,000	2,267,517
Anglo American Capital PLC, 4.75%, 3/16/2052 (n)	4,511,000	3,455,422
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	4,010,000	3,102,520
Novelis Corp., 3.25%, 11/15/2026 (n)	759,000	633,560
Novelis Corp., 3.875%, 8/15/2031 (n)	2,661,000	1,984,893
		$16,451,422
Midstream – 2.2%
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	$3,855,000	$2,780,330
Cheniere Energy Partners LP, 4.5%, 10/01/2029	2,483,000	2,186,008
Enbridge, Inc., 4.25%, 12/01/2026	4,734,000	4,502,515
Kinder Morgan (Delaware), Inc., 7.75%, 1/15/2032	3,350,000	3,624,442
Kinder Morgan Energy Partners LP, 6.375%, 3/01/2041	2,040,000	1,893,880
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	2,612,000	2,212,865
MPLX LP, 4.95%, 3/14/2052	6,323,000	4,948,201
ONEOK, Inc., 5.2%, 7/15/2048	2,708,000	2,155,812
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	2,839,000	2,364,860
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	2,675,000	2,439,488
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	1,975,000	1,799,165
Targa Resources Corp., 4.2%, 2/01/2033	930,000	774,502
Targa Resources Corp., 4.95%, 4/15/2052	1,533,000	1,179,493
		$32,861,561
Mortgage-Backed – 21.9%
Fannie Mae, 2.68%, 3/01/2023	$1,538,861	$1,535,777
Fannie Mae, 2.41%, 5/01/2023	1,794,940	1,787,562
Fannie Mae, 5.5%, 6/01/2023 - 4/01/2040	3,982,591	4,098,298
Fannie Mae, 5%, 7/01/2023 - 3/01/2042	2,699,105	2,715,350
Fannie Mae, 4.5%, 5/01/2024 - 6/01/2044	8,768,425	8,563,938
Fannie Mae, 3.5%, 3/01/2026 - 7/01/2046	7,013,982	6,455,430
Fannie Mae, 3.95%, 1/01/2027	320,920	314,272
Fannie Mae, 3%, 11/01/2028 - 8/01/2047	6,366,240	5,749,994
Fannie Mae, 2.5%, 11/01/2031 - 11/01/2046	799,908	689,091
Fannie Mae, 6.5%, 7/01/2032 - 1/01/2033	2,284	2,370

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 3%, 2/25/2033 (i)	$409,348	$38,251
Fannie Mae, 6%, 10/01/2035 - 3/01/2039	990,871	1,034,366
Fannie Mae, 4%, 12/01/2039 - 1/01/2047	14,475,027	13,785,488
Fannie Mae, 3.25%, 5/25/2040	143,089	133,537
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	319,316	292,877
Fannie Mae, 4%, 7/25/2046 (i)	421,088	80,531
Fannie Mae, 3.5%, 12/01/2046 (f)	1,441,056	1,321,053
Fannie Mae, UMBS, 2%, 5/01/2037 - 9/01/2052	40,105,814	33,233,420
Fannie Mae, UMBS, 2.5%, 8/01/2037 - 8/01/2052	41,440,083	35,080,139
Fannie Mae, UMBS, 1.5%, 2/01/2042	182,178	145,094
Fannie Mae, UMBS, 3%, 6/01/2051 - 1/01/2052	5,809,958	5,099,778
Fannie Mae, UMBS, 3.5%, 5/01/2052	911,562	821,428
Fannie Mae, UMBS, 5%, 9/01/2052	2,999,703	2,925,281
Fannie Mae, UMBS, 4.5%, 10/01/2052	428,369	409,239
Federal Home Loan Bank, 5%, 7/01/2035	838,876	846,409
Freddie Mac, 3.32%, 2/25/2023	3,683,308	3,669,885
Freddie Mac, 3.531%, 7/25/2023	2,401,000	2,382,183
Freddie Mac, 2.67%, 12/25/2024	2,784,000	2,673,683
Freddie Mac, 2.811%, 1/25/2025	3,474,699	3,341,329
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	1,494,750	1,424,795
Freddie Mac, 4.5%, 7/01/2025 - 5/01/2042	2,311,597	2,265,135
Freddie Mac, 3.3%, 10/25/2026	2,958,000	2,817,108
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	11,083,836	9,955,124
Freddie Mac, 4.06%, 10/25/2028	2,129,000	2,066,754
Freddie Mac, 1.218%, 7/25/2029 (i)	4,043,965	238,731
Freddie Mac, 1.268%, 8/25/2029 (i)	6,983,953	431,001
Freddie Mac, 1.985%, 4/25/2030 (i)	1,901,414	213,522
Freddie Mac, 5.5%, 5/01/2034 - 1/01/2038	176,715	181,812
Freddie Mac, 6%, 8/01/2034 - 7/01/2038	51,151	52,804
Freddie Mac, 5%, 11/01/2035 - 7/01/2041	821,534	828,690
Freddie Mac, 5.5%, 2/15/2036 (i)	79,638	13,381
Freddie Mac, 3.5%, 11/01/2037 - 10/25/2058	12,119,887	11,163,706
Freddie Mac, 4.5%, 12/15/2040 (i)	63,131	5,769
Freddie Mac, 4%, 8/15/2044 (i)	87,188	10,953
Freddie Mac, 3.25%, 11/25/2061	819,525	742,312
Freddie Mac, UMBS, 2%, 4/01/2037 - 8/01/2052	43,056,532	35,279,172
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 9/01/2052	5,144,494	4,641,945
Freddie Mac, UMBS, 3%, 3/01/2047 - 6/01/2050	2,580,556	2,273,571
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 10/01/2052	20,701,552	17,418,652
Freddie Mac, UMBS, 5%, 8/01/2052	700,001	683,268
Freddie Mac, UMBS, 4.5%, 10/01/2052	2,571,631	2,456,785
Ginnie Mae, 5.5%, 5/15/2033 - 1/20/2042	1,016,138	1,057,959
Ginnie Mae, 6%, 1/20/2036 - 1/15/2039	91,047	96,022
Ginnie Mae, 4.5%, 4/15/2039 - 9/20/2052	11,637,098	11,271,296
Ginnie Mae, 4%, 10/20/2040 - 9/20/2052	3,659,866	3,452,353
Ginnie Mae, 3.5%, 11/15/2040 - 9/20/2048	6,563,779	6,059,627
Ginnie Mae, 3%, 11/20/2044 - 6/20/2052	13,203,829	11,793,553
Ginnie Mae, 2.5%, 8/20/2051 - 6/20/2052	13,296,129	11,463,746
Ginnie Mae, 2%, 1/20/2052	4,263,432	3,564,283
Ginnie Mae, 5%, 8/20/2052	1,825,001	1,789,754
Ginnie Mae, TBA, 3%, 10/20/2052	3,300,000	2,915,988
Ginnie Mae, TBA, 3.5%, 10/20/2052 - 11/21/2052	850,000	772,769
Ginnie Mae, TBA, 4%, 10/20/2052	5,950,000	5,556,045
Ginnie Mae, TBA, 4.5%, 10/20/2052	4,950,000	4,737,885
Ginnie Mae, TBA, 5%, 10/20/2052	5,525,000	5,407,190
UMBS, TBA, 2%, 10/18/2037 - 10/13/2052	9,525,000	7,982,424
UMBS, TBA, 2.5%, 10/18/2037 - 10/13/2052	5,557,500	4,834,069
UMBS, TBA, 3%, 10/18/2037 - 10/13/2052	9,450,000	8,433,908
UMBS, TBA, 5.5%, 10/13/2052 - 11/25/2052	5,700,000	5,656,516

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
UMBS, TBA, 6%, 10/13/2052	$800,000	$812,719
		$332,049,149
Municipals – 3.1%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.06%, 12/01/2025	$765,000	$740,321
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	8,850,000	7,765,447
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	1,295,000	994,575
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, Taxable, “B”, AGM, 0%, 2/15/2023	13,215,000	13,017,487
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029	8,019,000	8,583,893
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028	3,770,000	3,257,324
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.615%, 6/01/2030	3,250,000	3,524,949
Philadelphia, PA, School District, Taxable, “B”, AGM, 6.765%, 6/01/2040	2,195,000	2,488,921
State of Florida, Taxable, “A”, 2.154%, 7/01/2030	7,272,000	5,838,323
		$46,211,240
Natural Gas - Distribution – 0.7%
Boston Gas Co., 3.15%, 8/01/2027 (n)	$9,122,000	$8,123,941
NiSource, Inc., 3.6%, 5/01/2030	2,622,000	2,286,945
		$10,410,886
Network & Telecom – 0.2%
Verizon Communications, Inc., 4.272%, 1/15/2036	$2,647,000	$2,258,539
Oils – 0.1%
Marathon Petroleum Corp., 5.85%, 12/15/2045	$2,507,000	$2,159,212
Other Banks & Diversified Financials – 1.5%
Bangkok Bank (Hong Kong), 3.733% to 9/25/2029, FLR (CMT - 5yr. + 1.9%) to 9/25/2034 (n)	$4,138,000	$3,391,918
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	5,458,000	5,182,182
Macquarie Bank Ltd. of London, 6.125% to 3/08/2027, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (n)	4,694,000	4,068,189
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	11,447,000	9,755,214
		$22,397,503
Real Estate - Office – 0.4%
Boston Properties Ltd. LP, REIT, 2.55%, 4/01/2032	$7,238,000	$5,336,753
Retailers – 0.2%
MercadoLibre, Inc., 3.125%, 1/14/2031	$5,002,000	$3,626,450
Specialty Chemicals – 0.2%
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	$4,745,000	$3,643,207
Specialty Stores – 0.2%
Penske Automotive Group Co., 3.75%, 6/15/2029	$4,605,000	$3,660,070
Telecommunications - Wireless – 1.4%
American Tower Corp., REIT, 3.55%, 7/15/2027	$3,449,000	$3,113,557
Crown Castle, Inc., REIT, 3.8%, 2/15/2028	3,824,000	3,460,021
Crown Castle, Inc., REIT, 3.25%, 1/15/2051	146,000	92,387
Rogers Communications, Inc., 4.5%, 3/15/2042 (n)	6,129,000	4,939,423
Rogers Communications, Inc., 4.55%, 3/15/2052 (n)	6,129,000	4,888,314
SBA Communications Corp., 3.125%, 2/01/2029	4,025,000	3,237,187
T-Mobile USA, Inc., 2.55%, 2/15/2031	1,939,000	1,536,252
T-Mobile USA, Inc., 4.375%, 4/15/2040	635,000	517,070
		$21,784,211

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – 0.6%
B.A.T. Capital Corp., 4.742%, 3/16/2032	$5,611,000	$4,693,822
B.A.T. International Finance PLC, 4.448%, 3/16/2028	4,936,000	4,399,247
		$9,093,069
Transportation - Services – 0.2%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$3,603,000	$3,761,313
U.S. Government Agencies and Equivalents – 1.0%
Small Business Administration, 4.93%, 1/01/2024	$1,047	$1,037
Small Business Administration, 4.34%, 3/01/2024	1,776	1,763
Small Business Administration, 4.99%, 9/01/2024	1,975	1,939
Small Business Administration, 4.86%, 1/01/2025	5,017	5,037
Small Business Administration, 4.625%, 2/01/2025	6,777	6,632
Small Business Administration, 5.11%, 4/01/2025	3,913	3,851
Small Business Administration, 4.43%, 5/01/2029	107,322	104,020
Small Business Administration, 3.21%, 9/01/2030	1,505,861	1,408,062
Small Business Administration, 3.25%, 11/01/2030	153,353	144,006
Small Business Administration, 2.85%, 9/01/2031	309,410	286,786
Small Business Administration, 2.37%, 8/01/2032	233,815	213,654
Small Business Administration, 2.13%, 1/01/2033	1,140,058	1,027,561
Small Business Administration, 2.21%, 2/01/2033	302,940	272,837
Small Business Administration, 2.22%, 3/01/2033	946,781	851,277
Small Business Administration, 2.08%, 4/01/2033	1,856,085	1,676,064
Small Business Administration, 2.45%, 6/01/2033	1,918,615	1,743,751
Small Business Administration, 3.15%, 7/01/2033	2,506,983	2,358,762
Small Business Administration, 3.16%, 8/01/2033	2,780,343	2,625,473
Small Business Administration, 3.62%, 9/01/2033	2,291,945	2,194,282
		$14,926,794
U.S. Treasury Obligations – 15.1%
U.S. Treasury Bonds, 1.375%, 11/15/2040 (f)	$30,300,000	$19,587,293
U.S. Treasury Bonds, 1.75%, 8/15/2041	9,700,000	6,631,996
U.S. Treasury Bonds, 2.375%, 2/15/2042	9,900,000	7,585,875
U.S. Treasury Bonds, 2.375%, 11/15/2049	14,700,000	11,069,789
U.S. Treasury Bonds, 1.625%, 11/15/2050	3,500,000	2,173,008
U.S. Treasury Notes, 0.375%, 10/31/2023	60,000,000	57,510,937
U.S. Treasury Notes, 0.75%, 12/31/2023	49,500,000	47,386,582
U.S. Treasury Notes, 2.25%, 3/31/2024	79,500,000	77,115,000
		$229,060,480
Utilities - Electric Power – 1.4%
Calpine Corp., 3.75%, 3/01/2031 (n)	$3,680,000	$2,879,600
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	2,660,000	2,368,466
FirstEnergy Corp., 5.35%, 7/15/2047	2,074,000	1,750,435
FirstEnergy Corp., 3.4%, 3/01/2050	2,429,000	1,590,995
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	5,303,000	4,207,498
Pacific Gas & Electric Co., 3%, 6/15/2028	2,630,000	2,166,978
Pacific Gas & Electric Co., 3.3%, 8/01/2040	8,840,000	5,658,993
		$20,622,965
Total Bonds		$1,496,277,314
Investment Companies (h) – 4.0%
Money Market Funds – 4.0%
MFS Institutional Money Market Portfolio, 2.64% (v)	60,105,368	$60,111,379

Other Assets, Less Liabilities – (2.7)%		(41,402,772)
Net Assets – 100.0%		$1,514,985,921

Portfolio of Investments (unaudited) – continued
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $60,111,379 and $1,496,277,314, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $433,241,430, representing 28.6% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Bayview Commercial Asset Trust, 0%, 12/25/2036	10/25/06	$7	$7
ReadyCap Commercial Mortgage Trust, 2021-FL7, “C”, FLR, 5.284% (LIBOR - 1mo. + 2.2%), 11/25/2036	11/12/21	1,340,000	1,258,643
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 6.034% (LIBOR - 1mo. + 2.95%), 11/25/2036	11/12/21	1,575,000	1,506,434
Total Restricted Securities			$2,765,084
% of Net assets			0.2%
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 9/30/22
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	323	$38,270,453	December – 2022	$38,664
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	387	$79,486,172	December – 2022	$(1,254,713)
U.S. Treasury Note 5 yr	Long	USD	925	99,444,727	December – 2022	(3,457,675)
U.S. Treasury Ultra Bond	Long	USD	727	99,599,000	December – 2022	(7,831,909)
						$(12,544,297)
At September 30, 2022, the fund had liquid securities with an aggregate value of $6,380,704 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of September 30, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$243,987,274	$—	$243,987,274
Non - U.S. Sovereign Debt	—	3,183,205	—	3,183,205
Municipal Bonds	—	46,211,240	—	46,211,240
U.S. Corporate Bonds	—	389,665,949	—	389,665,949
Residential Mortgage-Backed Securities	—	340,623,156	—	340,623,156
Commercial Mortgage-Backed Securities	—	128,605,515	—	128,605,515
Asset-Backed Securities (including CDOs)	—	167,750,440	—	167,750,440
Foreign Bonds	—	176,250,535	—	176,250,535
Mutual Funds	60,111,379	—	—	60,111,379
Total	$60,111,379	$1,496,277,314	$—	$1,556,388,693
Other Financial Instruments
Futures Contracts – Assets	$38,664	$—	$—	$38,664
Futures Contracts – Liabilities	(12,544,297)	—	—	(12,544,297)
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$124,732,002	$596,235,185	$660,864,016	$(2,006)	$10,214	$60,111,379
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$691,284	$—
(3) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.